CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Revenue	$ 205,463	$ 210,160
Cost of sales:
Direct production costs	118,831	113,880
Royalties	22,210	17,811
Share-based payments	(74)	442
Depreciation	27,885	25,179
Write down of inventory to net realizable value	0	1,323
Cost of sales	168,852	158,635
Mine operating earnings	36,611	51,525
Expenses:
Exploration, evaluation and development	15,113	16,186
General and administrative	12,363	10,613
Care and maintenance costs	0	580
Write off of mineral properties	435	682
Total expenses	27,911	28,061
Operating earnings	8,700	23,464
Finance costs	1,398	1,300
Other income (expense):
Foreign exchange gain	4,709	1,853
Gain on asset disposal	7,072	2,503
Investment and other	(830)	(1,571)
Total other income (expense)	10,951	2,785
Earnings before income taxes	18,253	24,949
Income tax expense:
Current income tax expense	11,344	6,376
Deferred income tax expense	786	12,372
Income tax expense	12,130	18,748
Net earnings and comprehensive earnings	$ 6,123	$ 6,201
Basic earnings per share	$ 0.03	$ 0.03
Diluted earnings per share	$ 0.03	$ 0.03
Basic weighted average number of shares outstanding	196,018,623	183,009,339
Diluted weighted average number of shares outstanding	197,764,799	185,349,634